Annual Total Returns [BarChart] - BARON DISCOVERY FUND	Jan. 28, 2021
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Returns for the periods ended December 31, 2020
BARON DISCOVERY FUND
Bar Chart Table:
Annual Return 2014	13.45%
Annual Return 2015	(14.73%)
Annual Return 2016	21.40%
Annual Return 2017	35.52%
Annual Return 2018	0.42%
Annual Return 2019	26.46%
Annual Return 2020	65.71%